UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brencourt Advisors, LLC
Address: 600 Lexington Ave., 8th FL

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jephthah Dais
Title:     Chief Compliance Officer
Phone:     (212) 313-9728

Signature, Place, and Date of Signing:

     Jephthah Dais     New York, NY     August 12, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $83,025 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRGAS INC                     COM              009363102     5598    90000 SH                               90000
AMERICAN ITALIAN PASTA CO      CL A             027070101     2644    50000 SH                               50000
AMR CORP                       COM              001765106     2712   400000 SH  CALL                        400000
APACHE CORP                    COM              037411105      933    11078 SH                               11078
ARGON ST INC                   COM              040149106      655    19113 SH                               19113
BANK OF AMERICA CORPORATION    COM              060505104     1293    90000 SH                               90000
BANK OF AMERICA CORPORATION    COM              060505104     2874   200000 SH  CALL                        200000
BIODELIVERY SCIENCES INTL IN   COM              09060J106     1000   433758 SH                              433758
BP PLC                         SPONSORED ADR    055622104     2022    70000 SH  CALL                         70000
CASEYS GEN STORES INC          COM              147528103     1047    30000 SH                               30000
CITIGROUP INC                  COM              172967101      940   250000 SH                              250000
CURRENCYSHS JAPANESE YEN TR    JAPANESE YEN     23130A102    11209   100000 SH  PUT                         100000
CYBERSOURCE CORP               COM              23251J106     2553   100000 SH                              100000
EV3 INC                        COM              26928A200     3362   150000 SH                              150000
EXELIXIS INC                   COM              30161Q104      746   215000 SH                              215000
GERDAU AMERISTEEL CORP         COM              37373P105      545    50000 SH                               50000
IMMUNOGEN INC                  COM              45253H101      464    50000 SH                               50000
INCYTE CORP                    COM              45337C102      554    50000 SH  PUT                          50000
KENNEDY-WILSON HLDGS INC       COM              489398107     2031   201109 SH                              201109
MAIDEN HOLDINGS LTD            SHS              G5753U112      922   140401 SH                              140401
MARINER ENERGY INC             COM              56845T305     2148   100000 SH  PUT                         100000
MCDERMOTT INTL INC             COM              580037109      726    33500 SH                               33500
MILLIPORE CORP                 COM              601073109     3200    30000 SH                               30000
ODYSSEY HEALTHCARE INC         COM              67611V101     1336    50000 SH                               50000
POPULAR INC                    COM              733174106      536   200000 SH                              200000
RADIO ONE INC                  CL D NON VTG     75040P405      192   150000 SH                              150000
REWARDS NETWORK INC            COM NEW          761557206      273    20000 SH                               20000
SANDRIDGE ENERGY INC           COM              80007P307     1166   200000 SH  CALL                        200000
SEATTLE GENETICS INC           COM              812578102      240    20000 SH  PUT                          20000
SMITH INTL INC                 COM              832110100     2636    70000 SH                               70000
SOMANETICS CORP                COM NEW          834445405     2495   100000 SH                              100000
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103    20644   200000 SH  PUT                         200000
SYBASE INC                     COM              871130100     3233    50000 SH                               50000
VIVUS INC                      COM              928551100       96    10000 SH  PUT                          10000